JPMORGAN TRUST IV

270 Park Avenue

New York, New York 10017

February 22, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust IV (the “Trust”) on behalf of

the JPMorgan Municipal SMA Fund and Core Focus SMA Fund (the “Funds”)

File No. 811-23117 and 333-208312

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 24 under the 1933 Act (Amendment No. 25 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”). This filing is being made for the purpose of registering two new Funds as new series of the Trust.

Included in the filing are the prospectuses and Statements of Addition Information for the Funds. The Municipal SMA Fund seeks current income exempt from federal income taxes. Under normal circumstances the Municipal SMA Fund invests at least 80% of its net Assets in municipal securities, the income from which is exempt from federal income tax. The Core Focus SMA Fund seeks to maximize total return. The Core Focus SMA Fund is designed to maximize total return by investing in a portfolio of investment grade debt securities. Each Fund is offered as a component of a SMA Managed Account Strategy to participants in separately managed account programs.

If you have any questions or comments, please contact me at (212) 648-1782.

Sincerely,

/s/ Pamela Woodley

Pamela Woodley

Assistant Secretary